SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2025, up to the report issuance date.

Subsequently, on June 5, 2025, the Company, through Real Messenger exercised the right to convert certain promissory notes by receiving 316,004 shares of Class A ordinary share of the Company (see Note 7).

On May 7, 2025, the Company filed the S-8 registration statements for the purpose of registering an aggregate of 1,864,260 Class A ordinary shares at a par value of $0.0001 per share, and reserved for issuance pursuant to awards that may be granted under the Real Messenger Corporation 2023 Equity Incentive Plan.